Summary of significant accounting and reporting policies - Performance Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transaction price allocated to remaining performance obligations [line items]
Performance obligation	$ 1,643	$ 4,273	$ 6,693
Within one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Performance obligation	1,276	4,017	4,967
Later than one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Performance obligation	$ 367	$ 256	$ 1,726